Components of accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2023	$ (145,448)	$ (145,309)
Comprehensive loss of the year	(4,403)	(533)
Benefit income tax deferred	157	394	$ (159)
Net balances as of December 31, 2024	(149,694)	(145,448)	(145,309)
Reserve of remeasurements of defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2023	(622)	(547)
Comprehensive loss of the year	(130)	(107)
Benefit income tax deferred	39	32
Net balances as of December 31, 2024	(713)	(622)	(547)
Reserve of cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2023	(922)	(109)
Comprehensive loss of the year	(394)	(1,175)
Benefit income tax deferred	118	362
Net balances as of December 31, 2024	(1,198)	(922)	(109)
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Net balances as of December 31, 2023	(143,904)	(144,653)
Comprehensive loss of the year	(3,879)	749
Benefit income tax deferred
Net balances as of December 31, 2024	$ (147,783)	$ (143,904)	$ (144,653)